Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Taxation [Abstract]
Taxation
3.	Taxation

The Group’s income tax expense recognized in the condensed interim consolidated statement of profit or loss is presented as follows:

	SIX MONTHS ENDED
	June 30,	June 30,
	2022	2021
Current income tax expense	(1,231)	—
Deferred income tax gain	47,316	10,642
Total income tax (expense)/gain	46,085	10,642

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of June 30, 2022 and 2021 is presented as follows:

	June 30,	December 31,
	2022	2021
Deferred Tax liabilities
Intangible assets	(47,590)	(51,914)
Other receivables	(81,184)	(122,449)
Total	(128,774)	(174,363)
Deferred Tax assets
Net operation loss (NOL)	32,775	31,879
Total	32,775	31,879
Deferred Tax, net	(95,999)	(142,484)

25. Taxation

The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2021	2020	2019
Deferred income tax expense	(570,730)	(389,384)	(213,355)
Deferred income tax gain	549,110	410,668	407,192
	(21,620)	21,284	193,837

The Group’s effective income tax expense differed from the expected theoretical amount computed by applying the Group’s applicable weighted average tax rate of 13.5% in 2021 (2020: 12.1%, 2019: 12.5%) as summarized in the following table:

Reconciliation	2021	2020	2019
Loss before income tax	(17,368,546)	(8,221,449)	(6,825,738)
Income tax at statutory tax rates applicable to results in the respective countries	2,348,057	991,120	854,636
Effect of unrecognized temporary differences	(632,031)	(302,557	89,974
Effect of unrecognized taxable losses	(1,885,486)	(184,881)	(913,309)
Effect of utilization of previously unrecognized taxable losses	—	—	193,155
Effect of impairment of deferred tax assets	(75,375)	—	(131,055)
Effect of previously unrecognized deferred tax asset	—	97,458	20,977
Effect of expenses not considerable for tax purposes	—	(47,894)	(29,549
Effect of changes in local tax legislation and/or local tax rates	—	—	110,758
Effect of impact from application of different tax rates	223,215	(531,962)	(1,750)
Income tax gain/(loss)	(21,620)	21,284	193,837

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

Deferred Tax Liabilities	December 31, 2021	December 31, 2020
Intangible assets	(51,914)	(252,174)
Deferred unrealized foreign exchange gains	—	(350,054)
Other receivables	(122,449)	—
Total	(174,363)	(602,228)

Deferred Tax Asset	December 31, 2021	December 31, 2020
Net operating loss (NOL)	31,879	476,363
Total	31,879	476,363
Deferred Tax, net	(142,484)	(125,865)

Deferred Tax 2021	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Exchange Differences	Closing Balance
Intangible assets	(252,174)	199,056	—	1,204	(51,914)
Deferred unrealized foreign exchange gains	(350,054)	350,054	—	—	—
Other receivables	—	(127,000)	—	4,551	(122,449)
Net operating loss (NOL)	476,363	(443,730)	—	(754)	31,879
Total	(125,865)	(21,620)	—	5,001	(142,484)

Deferred Tax 2020	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(212,844)	(39,330)	—	(252,174)
Deferred unrealized foreign exchange gains	—	(350,054)	—	(350,054)
Derivative financial asset	(26,156)	26,156	—	—
Net operating loss (NOL)	91,851	384,512	—	476,363
Total	(147,149)	21,284	—	(125,865)

As of December 31, 2021, the Group had unrecognized tax loss carryforwards amounting to CHF 109.9 million (2020: CHF 114.0 million), of which CHF 108.6 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.3 million to Altamira Therapeutics Inc. in the United States (2020: CHF 113.0 million for Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG and CHF 1.0 million for Auris Medical Inc.).

The Group’s unrecognized tax loss carryforwards with their expiry dates are as follows:

	December 31, 2021	December 31, 2020
Within 1 year	28,909,896	19,575,171
Between 1 and 3 years	50,673,943	56,866,795
Between 3 and 7 years	29,007,049	36,701,692
More than 7 years	1,264,262	870,200
Total	109,855,150	114,013,858

Due to the uncertainty surrounding the future results of operations and the uncertainty as to whether the Group can use the loss carryforwards for tax purposes, deferred tax assets on tax loss carryforwards were only considered to the extent that they offset taxable temporary differences within the same taxable entity. No deferred tax assets are calculated on temporary differences related to pension obligations from IAS 19.

The tax effect of the major unrecognized temporary differences and loss carryforwards is presented in the table below:

	December 31, 2021	December 31, 2020
Deductible temporary differences
Employee benefit plan	87,149	113,106
Derivative financial instruments	—	36,973
Other accounts payable	344,822	258,303
Stock option plans	—	—
Total potential tax assets	431,971	408,382
Taxable unrecognized temporary differences
Convertible loan	—	19,359
Total unrecognized potential tax liabilities	—	19,359
Offsetting potential tax liabilities with potential tax assets	—	(19,359)
Net potential tax assets from temporary differences not recognized	431,971	389,023
Potential tax assets from loss carry-forwards not recognized	14,271,306	14,896,367
Total potential tax assets from loss carry-forwards and temporary differences not recognized	14,703,277	15,285,390